(Loss) Earnings Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(Loss) Earnings Per Share
Number of stock option not included in diluted earnings per share	426,000	450,000	575,000